Leases - Summary of Future Minimum Rentals Receivable under Non-cancellable Finance Leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Total future undiscounted minimum rentals receivables	¥ 438	¥ 3,870
Unearned finance income	(25)	(300)
Net investments in subleases	413	3,570
Current	211	1,245
Non-current	202	2,325
Within 1 Year
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Total future undiscounted minimum rentals receivables	219	1,290
After One Year but within Two Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Total future undiscounted minimum rentals receivables	¥ 219	1,290
After Two Years but within Five Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Total future undiscounted minimum rentals receivables		¥ 1,290